SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2015
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION [Abstract]
Supplemental Disclosure of Cash Flow Information	Interest and income taxes paid for the years ended December 31, were as follows:
	For the years ended December 31,
	2015	2014	2013

Interest paid	$18,484	$28,729	$30,343
Income taxes paid	922	213	1,214